MAINLAND CHINA EMPLOYEE CONTRIBUTION PLAN (Details)	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
MAINLAND CHINA EMPLOYEE CONTRIBUTION PLAN
Total expenses for the plan	$ 4,063,000	¥ 28,285,000	¥ 29,288,000	¥ 44,416,000